Transactions with Related Parties (Details) - Schedule of key management personnel compensation - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of key management personnel compensation [Abstract]
Compensation	₪ 4	₪ 2	₪ 2